Losses per Share	12 Months Ended
Dec. 31, 2022
Losses per Share [Abstract]
Losses per Share

33. Losses per Share

The basic loss per common share has been calculated by dividing the loss of the year attributable to the Corporate’s common shareholders by the weighted average of the number of common shares outstanding during that year.

For the periods ended December 31, 2020, 2021 and 2022, the basic loss per common share is as follows:

In thousands of soles		2020	2021	2022

Loss attributable to owners of the Company during the period		(241,397)	(141,770)	(451,151)
Weighted average number of shares in issue at S/1.00 each, at December 31,	(*)	871,917,855	871,917,855	1,120,038,177
Basic loss per share (in S/)	(**)	(0.277)	(0.163)	(0.403)
Weighted average number of shares (diluted) in issue at S/1.00 each, at December 31,		-	996,599,218	1,196,979,979
Diluted loss per share (in S/)		-	(0.142)	(0.377)

In thousands of soles		2020	2021	2022

Loss from continuing operations attributable to owners of the Company during the period		(224,472)	(114,996)	(451,151)
Weighted average number of shares in issue at S/1.00 each, at December 31,	(*)	871,917,855	871,917,855	1,120,038,177
Basic loss per share (in S/)	(**)	(0.257)	(0.132)	(0.403)
Weighted average number of shares (diluted) in issue at S/1.00 each, at December 31,		-	996,599,218	1,196,979,979
Diluted loss per share (in S/)		-	(0.115)	(0.377)

(*)	The weight average of the shares in 2022, considers the bond capitalization effect in common shares issued on August 13th, 2021, performed in two tranches (February 28th and March 31st of 2022), disclosed in note 22.A (weight: 59 days with 140,940,146 shares, 31 days with 77,263,799 shares and 275 days with 901,834,231 shares). In addition, the weight average of the shares (diluted) in 2021 considers weight: 225 days with 537,483,609 shares and 140 days with 459,115,608.

(**)	The Corporation does not have common shares with dilutive effects as of December 31, 2021 and 2022.